Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ (220,326)	¥ 12,954	¥ (102,214)
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	325,366	371,004	405,443
Amortization of film costs	250,192	277,665	255,713
Stock-based compensation expense	1,952	2,202	3,446
Accrual for pension and severance costs, less payments	(15,229)	(9,763)	16,654
(Gain) loss on sale, disposal or impairment of assets and other, net	(13,450)	42,988	38,308
(Gain) loss on sale or devaluation of securities investments, net	(6,656)	(7,007)	3,146
(Gain) loss on revaluation of marketable securities held in the financial service business for trading purpose, net	10,958	(49,837)	77,952
(Gain) loss on revaluation or impairment of securities investments held in the financial service business, net	5,080	(53,984)	101,114
Deferred income taxes	307,421	(34,740)	(153,262)
Equity in net (income) losses of affiliated companies, net of dividends	(11,479)	36,183	65,470
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade	104,515	(53,306)	218,168
(Increase) decrease in inventories	(112,089)	148,584	160,432
Increase in film costs	(244,063)	(296,819)	(264,412)
Increase (decrease) in notes and accounts payable, trade	(18,119)	262,032	(375,842)
Increase (decrease) in accrued income and other taxes	(8,020)	63,619	(163,200)
Increase in future insurance policy benefits and other	278,897	284,972	174,549
Increase in deferred insurance acquisition costs	(69,196)	(71,999)	(68,666)
Increase in marketable securities held in the financial service business for trading purpose	(30,102)	(8,335)	(26,088)
(Increase) decrease in other current assets	(89,473)	(32,405)	134,175
Increase (decrease) in other current liabilities	56,076	5,321	(105,155)
Other	113,990	23,578	11,422
Net cash provided by operating activities	616,245	912,907	407,153
Cash flows from investing activities:
Payments for purchases of fixed assets	(253,688)	(338,050)	(496,125)
Proceeds from sales of fixed assets	18,743	15,671	153,439
Payments for investments and advances by financial service business	(1,458,912)	(1,581,841)	(2,496,783)
Payments for investments and advances (other than financial service business)	(15,316)	(41,838)	(178,335)
Proceeds from maturities of marketable securities, sales of securities investments and collections of advances by financial service business	874,031	1,128,500	1,923,264
Proceeds from maturities of marketable securities, sales of securities investments and collections of advances (other than financial service business)	30,332	54,324	11,569
Proceeds from sales of businesses	99,335	22,084
Other	(8,964)	(4,854)	1,629
Net cash used in investing activities	(714,439)	(746,004)	(1,081,342)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,499	510,128	72,188
Payments of long-term debt	(216,212)	(144,105)	(264,467)
Increase (decrease) in short-term borrowings, net	6,120	(250,252)	244,584
Increase in deposits from customers in the financial service business, net	229,327	276,454	261,619
Dividends paid	(25,098)	(25,085)	(42,594)
Other	(5,748)	(2,126)	(3,872)
Net cash provided by (used in) financing activities	(10,112)	365,014	267,458
Effect of exchange rate changes on cash and cash equivalents	(68,890)	(1,098)	(18,911)
Net increase (decrease) in cash and cash equivalents	(177,196)	530,819	(425,642)
Cash and cash equivalents at beginning of the fiscal year	1,191,608	660,789	1,086,431
Cash and cash equivalents at end of the fiscal year	1,014,412	1,191,608	660,789
Cash paid during the fiscal year for -
Income taxes	116,376	60,022	242,528
Interest	20,583	19,821	22,729
Non-cash investing and financing activities -
Obtaining assets by entering into capital lease	3,738	2,553	5,831
Collections of deferred proceeds from sales of receivables -	¥ 153,550	¥ 0	¥ 0